Segmented Information - Disclosure of detailed information about royalty and other property interest by location (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of operating segments [line items]
Number of operating segments | segment	1
Royalty Revenue	$ 23,804	$ 20,287
Option and other property income	1,724	4,785
Interest income	1,920	1,549
Revenue and other income	27,448	26,621
Royalty and other property interests (Note 7)	44,771	48,099	$ 53,425
Fennoscandia
Disclosure of operating segments [line items]
Royalty Revenue	381	285
Option and other property income	246	678
Interest income	20	2
Revenue and other income	647	965
Royalty and other property interests (Note 7)	649	524
U.S.A.
Disclosure of operating segments [line items]
Royalty Revenue	4,915	3,509
Option and other property income	1,396	2,794
Interest income	106	112
Revenue and other income	6,417	6,415
Royalty and other property interests (Note 7)	4,972	5,611
Eastern Europe and Morocco
Disclosure of operating segments [line items]
Royalty Revenue	18,508	16,493
Option and other property income	12	0
Interest income	0	0
Revenue and other income	18,520	16,493
Royalty and other property interests (Note 7)	24,096	30,041
Other
Disclosure of operating segments [line items]
Royalty Revenue	0	0
Option and other property income	70	1,313
Interest income	1,794	1,435
Revenue and other income	1,864	2,748
Royalty and other property interests (Note 7)	$ 1,994	$ 2,208